GUARDIAN VARIABLE PRODUCTS TRUST
Guardian Integrated Research VIP Fund

Guardian Select Mid Cap Core VIP Fund

Supplement dated October 25, 2021
to the Prospectus and Statement of Additional Information (“SAI”)

dated May 1, 2021, as supplemented

The Board of Trustees (the “Board”) of Guardian Variable Products Trust recently approved a reduction in the management fees for Guardian Integrated Research VIP Fund and Guardian Select Mid Cap Core VIP Fund. Additionally, the Board approved a reduction in the expense limit for Guardian Integrated Research VIP Fund. These reductions are effective October 25, 2021.

Accordingly, effective October 25, 2021, the following changes are made to the Prospectus and SAI, as applicable:

The “Fees and Expenses of the Fund” section and “Annual Fund Operating Expenses” sub-section on page 21 of the Prospectus with respect to Guardian Integrated Research VIP Fund is revised by replacing the table and footnotes in their entirety with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees[1]	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.95%
Fee Waiver and/or Expense Reimbursement[2]	-0.11%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.84%

1 Restated to reflect current management fees. The management fee rate is as follows: 0.50% on assets up to $200 million; 0.43% on assets from $200 million to $300 million; and 0.40% on assets over $300 million.

2 Park Avenue Institutional Advisers LLC, the Fund’s investment manager (the “Manager”), has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.84% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to the Manager’s recoupment rights. The Manager may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. “Fee Waiver and/or Expense Reimbursement” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” have been restated to reflect the current expense limitation arrangement.

The “Example” section on page 21 of the Prospectus with respect to Guardian Integrated Research VIP Fund is revised by replacing the table in its entirety with the following:

	1 Year	3 Years	5 Years	10 Years
Guardian Integrated Research VIP Fund	$86	$292	$515	$1,156

The “Fees and Expenses of the Fund” section and “Annual Fund Operating Expenses” sub-section on page 29 of the Prospectus with respect to Guardian Select Mid Cap Core VIP Fund is revised by replacing the table and footnotes in their entirety with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees[1]	0.53%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[2]	0.12%
Total Annual Fund Operating Expenses	0.90%
Fee Waiver and/or Expense Reimbursement[3]	-0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.87%

1 Restated to reflect current management fees.

2 Other expenses are based on estimates for the current fiscal year.

3 Park Avenue Institutional Advisers LLC, the Fund's investment manager (the “Manager”), has contractually agreed through April 30, 2022 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.87% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees.

The “Example” section on page 29 of the Prospectus with respect to Guardian Select Mid Cap Core VIP Fund is revised by replacing the table in its entirety with the following:

	1 Year	3 Years
Guardian Select Mid Cap Core VIP Fund	$89	$284

The “Management Fees and Other Expenses” sub-section within the “Management of the Funds” section on page 145 of the Prospectus is revised by replacing the entries for Guardian Integrated Research VIP Fund and Guardian Select Mid Cap Core VIP Fund in the following table of that section in their entirety with the following:

Fund	Management Fee
Guardian Integrated Research VIP Fund	0.50% on assets up to $200 million; 0.43% on assets from $200 million to $300 million; 0.40% on assets over $300 million*
Guardian Select Mid Cap Core VIP Fund	0.53%

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The “Management Fees and Other Expenses” sub-section within the “Management of the Funds” section on page 145 of the Prospectus is revised by replacing the second paragraph in its entirety with the following:

The Manager has contractually agreed to waive certain fees and/or reimburse certain expenses through April 30, 2022 (or April 30, 2024 with respect to Guardian Integrated Research VIP Fund) so that Total Annual Fund Operating Expenses (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses) do not exceed the following amounts of average daily net assets of the Funds:

The “Management Fees and Other Expenses” sub-section within the “Management of the Funds” section on page 145 of the Prospectus is revised by replacing the entry for Guardian Integrated Research VIP Fund in the following table of that section in its entirety with the following:

Fund	Expense Limitation
Guardian Integrated Research VIP Fund	0.84%

The “Management Fee Schedules” sub-section within the “Management of the Funds” section beginning on page 52 of the SAI is revised by replacing entries for Guardian Integrated Research VIP Fund and Guardian Select Mid Cap Core VIP Fund in the following table of that sub-section in their entirety with the following:

Fund	Fee (as an annual percentage of average daily net assets of the Fund)
Guardian Integrated Research VIP Fund	0.50% on assets up to $200 million;
0.43% on assets from $200 to $300 million;
0.40% on assets over $300 million.
Guardian Select Mid Cap Core VIP Fund	0.53%

The “Fee Waivers and Expense Limitations” sub-section within the “Management of the Funds” section on page 53 of the SAI is revised by replacing the first paragraph in its entirety with the following:

The Manager has contractually agreed to waive certain fees and/or reimburse certain expenses through April 30, 2022 (or April 30, 2024 with respect to Guardian Integrated Research VIP Fund) so that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses) do not exceed the following amounts of average daily net assets of the Funds as set forth below.

The “Fee Waivers and Expense Limitations” sub-section within the “Management of the Funds” section on page 53 of the SAI is revised by replacing the entry for Guardian Integrated Research VIP Fund in the following table of that sub-section in its entirety with the following:

Fund	Expense Limitation
Guardian Integrated Research VIP Fund	0.84	%*

* The expense limitation shown for Guardian Integrated Research VIP Fund above is effective as of October 25, 2021. Prior to October 25, 2021, the expense limitation for this fund was 0.96%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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